Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues (notes 6, 10 and 13)	$ 1,514,639	$ 1,291,714	$ 4,931,834
Cost of revenues	140,256	104,600	22,860
Gross margin	1,374,383	1,187,114	4,908,974
Expenses:
Research and development	2,456,140	2,927,551	3,112,225
Sales and marketing	1,314,719	1,664,996	1,783,211
General and administrative	1,908,291	2,058,702	1,888,908
Depreciation	54,636	62,967	65,788
Operating Expenses, Total	5,733,786	6,714,216	6,850,132
Loss before the undernoted:	(4,359,403)	(5,527,102)	(1,941,158)
Foreign exchange gain (loss)	(28,120)	(31,662)	190,448
Interest income, net	19,568	22,169	57,277
Other income (note 6)		0	3,560,707
Net income (loss) for the year and comprehensive income (loss)	$ (4,367,955)	$ (5,536,595)	$ 1,867,274
Basic and diluted earnings (loss) per share (note 8) (in dollars per share)	$ (0.10)	$ (0.13)	$ 0.04
Weighted average common shares outstanding (in shares)	43,221,898	42,587,632	45,029,121
Weighted average fully diluted common shares outstanding (in shares)	43,221,898	42,587,632	45,029,121